Employment and Compensation Arrangements - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)		24,524,698
Modified options			24,339,097
Granted		2,321,348
Expired		(463,919)
Forfeited		(2,840,539)
Exercised (in shares)		(2,416,534)
Modified		(244,829)
Outstanding at end of year (in shares)	24,524,698	20,880,225	24,524,698
Vested and exercisable (in shares)		16,110,638
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (usd per share)		$ 12.44
Granted		17.55
Expired		11.47
Forfeited		12.97
Exercised		6.63
Modified		13.36
Outstanding at end of year (usd per share)	$ 12.44	12.18	$ 12.44
Vested and exercisable (usd per share)		$ 11.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at beginning of year		7 years 3 months 18 days	8 years 6 months
Granted		7 years 8 months 12 days
Vested and exercisable		7 years
Aggregate Intrinsic Value
Outstanding at beginning of year		$ 13,293
Granted		5,431
Outstanding at end of year	$ 13,293	105,119	$ 13,293
Vested and exercisable		$ 94,181
Previously Reported
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)		185,601
Outstanding at end of year (in shares)	185,601		185,601
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (usd per share)		$ 1,587.00
Outstanding at end of year (usd per share)	$ 1,587.00		$ 1,587.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at beginning of year	8 years 6 months
Aggregate Intrinsic Value
Outstanding at beginning of year		$ 13,293
Outstanding at end of year	$ 13,293		$ 13,293